Subsequent Events - Additional information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of non-adjusting events after reporting period [line items]
Increase in equity	$ 109